Financial result	6 Months Ended
Jun. 30, 2020
Financial result
Financial result

6.  Financial result

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Financial income
Short‐term investments	28	46	80	92
Others (i)	107	76	162	127
	135	122	242	219
Financial expenses
Loans and borrowings gross interest	(193)	(274)	(407)	(526)
Capitalized loans and borrowing costs	12	40	44	77
Participative stockholders' debentures	(231)	(251)	(280)	(628)
Interest on REFIS	(12)	(43)	(37)	(85)
Interest on lease liabilities	(17)	(25)	(35)	(44)
Financial guarantees (note 12)	(31)	10	(172)	19
Others	(113)	(208)	(223)	(372)
	(585)	(751)	(1,110)	(1,559)

Other financial items, net
Net foreign exchange gains (losses) - Loans and borrowings	(190)	57	(1,203)	47
Derivative financial instruments (note 19)	(86)	66	(1,470)	159
Other foreign exchange gains (losses), net	297	(36)	846	(33)
Indexation losses, net	(56)	(186)	(75)	(267)
	(35)	(99)	(1,902)	(94)
Total	(485)	(728)	(2,770)	(1,434)

(i) In 2020, includes amounts related to Eletrobrás' contingent assets in the amount of US$59, see note 21e.